Employee Retirement and Profit Sharing Plans - Reconciliation of Change in Fair Value Measurement of Defined Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Fair value of plan assets at beginning of year		$ 6,169
Purchases, sales and settlements (net)		59
Fair value of plan assets at end of year	9,819	7,710
Level 3 [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Fair value of plan assets at beginning of year	7,710	6,169
Relating to instruments still held at reporting date	485	369
Purchases, sales and settlements (net)	1,624	1,172
Fair value of plan assets at end of year	9,819	7,710
Level 3 [Member] | Other Investments Insurance Reserves [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Fair value of plan assets at beginning of year	7,710	6,169
Relating to instruments still held at reporting date	485	369
Purchases, sales and settlements (net)	1,624	1,172
Fair value of plan assets at end of year	$ 9,819	$ 7,710